UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2009

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	February 10, 2010

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	27
Form 13F Information Table Value Total:	$14,450
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
AT&T INC		COM	00206R102	309	11057	SH		SOLE	NONE			11057
BANCO BILBAO VIZCAYA A	COM	05946K101	1174	65115	SH		SOLE	NONE			65115
BERKSHIRE HATHAWAY INC	COM	084670207	397	121	SH		SOLE	NONE			121
CHEVRON CORPORATION	COM	166764100	461	6000	SH		SOLE	NONE			6000
CISCO SYSTEMS		COM	17275R102	253	10585	SH		SOLE	NONE			10585
COLONIAL BANCGROUP INC 	COM	195493309	 	11524 	SH		SOLE	NONE			11524
CUMBERLAND PHARMA	COM	230770109	2651	195114	SH		SOLE	NONE			195114
EL PASO CORPORATION	COM	28336L109	148	15150 	SH		SOLE	NONE			15150
EXXON MOBIL CORP	COM	30231G102	499	7328	SH		SOLE	NONE			7328
GREENLIGHT CAPITAL RE	COM	G4095J109	1599	67800	SH		SOLE	NONE			67800
JOHNSON & JOHNSON	COM	478160104	399	6200	SH		SOLE	NONE			6200
MICROSOFT CORP		COM	594918104	277	9106	SH		SOLE	NONE			9106
PENGROWTH ENERGY TRUST	COM	706902509	192	20000	SH		SOLE	NONE			20000
PFIZER INC		COM	717081103	546 	30056 	SH		SOLE	NONE			30056
PLATFORMS WIRELESS INTL	COM	72765A101	 	20000 	SH		SOLE	NONE			20000
POWERSHARES DB GOLD DOU	COM	25154H749	793	30000	SH		SOLE	NONE			30000
PROGRESS ENERGY INC	COM	743263105	369	9000	SH		SOLE	NONE			9000
PROSHARES ULTRA SHORT	COM	74347R883	525	15000	SH		SOLE	NONE			15000
RAPID LINK INC		COM	753400100	1	50070	SH		SOLE	NONE			50070
REGIONS FINL CORP NEW	COM	7591EP100	507 	95910 	SH		SOLE	NONE			95910
SCANA CORP		COM	80589M102	609 	16178	SH		SOLE	NONE			16178
SCHLUMBERGER LTD	COM	806857108	215	3310	SH		SOLE	NONE			3310
SECURITY BK CORP COM	COM	814047106	 	26131 	SH		SOLE	NONE			26131
SPDR GOLD TRUST ETF	COM	78463V107	490	4571	SH		SOLE	NONE			4571
TORCHMARK CORP		COM	891027104	350	7986 	SH		SOLE	NONE			7986
WASHINGTON MUTUAL INC	COM	939322103	1 	10889 	SH		SOLE	NONE			10889
WELLS FARGO		COM	949746101	1672	61955	SH		SOLE	NONE			61955



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